Supplement dated January 27, 2026, to the Prospectus dated May 1, 2025, for

Protective Aspirations Variable Annuity contract

Issued by Protective Life Insurance Company

Protective Variable Annuity Separate Account

This Supplement amends certain information in your variable annuity contract Prospectus. Please read this Supplement carefully and keep it with your Prospectus for future reference.

The Prospectus is amended to reflect that the optional Maximum Daily Value Death Benefit is available to Contracts issued in California.

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If you have any questions regarding this Supplement, please work with your financial professional or contact us toll free at 1-800-456-6330.